As filed with the Securities and Exchange Commission on November 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.9%
	Aerospace & Defense - 2.0%
80,626	Curtiss-Wright Corp.	$5,032,675
39,798	Esterline Technologies Corp. (a)	2,861,078
		7,893,753
	Auto Components - 0.8%
71,630	Tenneco, Inc. (a)	3,206,875

	Banks - 9.1%
176,880	BankUnited, Inc.	6,323,460
141,020	Banner Corp.	6,736,526
275,181	Columbia Banking System, Inc.	8,588,399
60,059	Cullen/Frost Bankers, Inc.	3,818,551
165,981	Square 1 Financial, Inc. - Class A (a)	4,261,562
55,895	SVB Financial Group (a)	6,458,108
		36,186,606
	Biotechnology - 1.9%
89,791	Genomic Health, Inc. (a)	1,899,978
19,440	Intrexon Corp. (a)	618,192
31,970	Isis Pharmaceuticals, Inc. (a)	1,292,227
106,200	OncoMed Pharmaceuticals, Inc. (a)	1,761,858
48,210	Seattle Genetics, Inc. (a)	1,858,978
		7,431,233
	Building Products - 0.9%
61,449	Universal Forest Products, Inc.	3,544,378

	Capital Markets - 1.1%
99,861	Stifel Financial Corp. (a)	4,204,148

	Chemicals - 3.4%
48,058	Methanex Corp.	1,593,603
13,781	NewMarket Corp.	4,919,817
78,470	PolyOne Corp.	2,302,310
76,070	Sensient Technologies Corp.	4,663,091
		13,478,821
	Commercial Services & Supplies - 1.7%
32,700	ABM Industries, Inc.	893,037
78,863	Mobile Mini, Inc.	2,428,192
54,195	Multi-Color Corp.	4,145,376
		7,466,605
	Communication Equipment - 0.6%
315,584	ShoreTel, Inc. (a)	2,357,413

	Consumer Finance - 0.8%
57,850	PRA Group, Inc. (a)	3,061,422

	Containers & Packaging - 1.3%
79,007	AptarGroup, Inc.	5,211,302

	Electric Utilities - 1.1%
124,197	El Paso Electric Co.	4,572,934

	Electrical Equipment - 2.0%
28,055	Acuity Brands, Inc.	4,925,897
53,314	EnerSys, Inc.	2,856,564
		7,782,461
	Electronic Equipment, Instruments & Components - 2.4%
52,522	IPG Photonics Corp. (a)	3,990,096
32,345	Littelfuse, Inc.	2,948,247
148,419	Trimble Navigation Ltd. (a)	2,437,040
		9,375,383
	Energy Equipment & Services - 1.5%
100,006	Atwood Oceanics, Inc.	1,481,089
359,780	Newpark Resources, Inc. (a)	1,842,073
193,690	Superior Energy Services, Inc.	2,446,305
		5,769,467
	Food Products - 0.5%
18,670	J&J Snack Foods Corp.	2,122,032

	Food & Staples Retailing - 2.9%
113,795	Casey's General Stores, Inc.	11,711,781

	Gas Utilities - 2.1%
246,702	UGI Corp.	8,590,164

	Health Care Equipment & Supplies - 6.3%
21,530	Cantel Medical Corp.	1,220,751
68,210	DexCom, Inc. (a)	5,856,510
88,909	Neogen Corp. (a)	4,000,016
113,810	STERIS Corp.	7,394,236
122,990	West Pharmaceutical Services, Inc.	6,656,219
		25,127,732
	Health Care Providers & Services - 4.4%
125,115	Acadia Healthcare Company, Inc. (a)	8,291,371
128,920	LifePoint Hospitals, Inc. (a)	9,140,428
		17,431,799
	Health Care Technology - 2.0%
90,220	Medidata Solutions, Inc. (a)	3,799,164
130,180	Omnicell, Inc. (a)	4,048,598
		7,847,762

	Hotels, Restaurants & Leisure - 3.8%
44,922	Buffalo Wild Wings, Inc. (a)	8,689,263
421,006	Ruby Tuesday, Inc. (a)	2,614,447
36,850	Vail Resorts, Inc.	3,857,458
		15,161,168
	Household Durables - 1.4%
24,786	Helen Of Troy Ltd. (a)	2,213,390
104,831	Libbey, Inc.	3,418,539
		5,631,929
	Information Technology Services - 4.6%
40,785	Global Payments, Inc.	4,679,263
139,642	Jack Henry & Associates, Inc.	9,720,480
65,100	MAXIMUS, Inc.	3,877,356
		18,277,099
	Insurance - 6.6%
10,580	Alleghany Corp. (a)	4,952,604
145,742	American Financial Group, Inc.	10,043,081
89,519	Argo Group International Holdings Ltd.	5,065,880
46,740	Endurance Specialty Holdings Ltd.	2,852,542
82,100	Stewart Information Services Corp.	3,358,711
		26,272,818
	Life Sciences Tools & Services - 1.0%
47,290	Cambrex Corp. (a)	1,876,467
46,468	Cepheid, Inc. (a)	2,100,354
		3,976,821
	Machinery - 5.4%
64,604	IDEX Corp.	4,606,265
119,120	ITT Corp.	3,982,182
63,402	Lincoln Electric Holdings, Inc.	3,324,167
64,467	Snap-on, Inc.	9,730,649
		21,643,263
	Metals & Mining - 0.7%
89,213	Carpenter Technology Corp.	2,655,871

	Multi-Utilities - 1.1%
105,756	Black Hills Corp.	4,371,953

	Oil, Gas & Consumable Fuels - 0.9%
117,810	Carrizo Oil & Gas, Inc. (a)	3,597,917

	Real Estate Investment Trusts - 7.1%
164,920	Acadia Realty Trust	4,959,144
82,527	Alexandria Real Estate Equities, Inc.	6,987,561
84,411	EastGroup Properties, Inc.	4,573,388
78,739	Mid-America Apartment Communities, Inc.	6,446,362
383,547	Redwood Trust, Inc.	5,308,291
		28,274,746
	Semiconductors & Semiconductor Equipment - 1.2%
569,858	Cypress Semiconductor Corp. (a)	4,855,190

	Software - 5.8%
32,592	Ellie Mae, Inc. (a)	2,169,649
57,650	Guidewire Software, Inc. (a)	3,031,237
98,880	Manhattan Associates, Inc. (a)	6,160,224
79,787	Proofpoint, Inc. (a)	4,812,752
148,105	PTC, Inc. (a)	4,700,852
30,990	Tyler Technologies, Inc. (a)	4,627,117
		25,501,831
	Specialty Retail - 2.3%
110,716	Tractor Supply Co.	9,335,573

	Textiles, Apparel & Luxury Goods - 3.5%
23,610	Columbia Sportswear Co.	1,388,032
139,470	G-III Apparel Group Ltd. (a)	8,599,720
182,944	Wolverine World Wide, Inc.	3,958,908
		13,946,660
	Trading Companies & Distributors - 1.2%
77,868	Applied Industrial Technologies, Inc.	2,970,664
40,011	GATX Corp.	1,766,486
		4,737,150
	TOTAL COMMON STOCKS
	(Cost $283,464,752)	$382,614,060

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET - 4.2%
16,677,057	STIT - Liquid Assets Portfolio - 0.16% (b)	16,677,057
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,677,057)	16,677,057
	TOTAL INVESTMENTS - 100.1%
	(Cost $300,141,809)	399,291,117
	Liabilities in Excess of Other Assets - (0.1)%	(282,325)
	TOTAL NET ASSETS - 100.0%	$399,008,792

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments		$300,141,809
Gross unrealized appreciation		115,751,098
Gross unrealized depreciation		(16,601,790)
Net unrealized appreciation		$99,149,308

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Banks - 7.1%
222,768	Comerica, Inc.	$9,155,765
98,373	Cullen/Frost Bankers, Inc.	6,254,555
212,740	First Republic Bank	13,353,690
775,740	Investors Bancorp, Inc.	9,572,631
76,970	SVB Financial Group (a)	8,893,114
		47,229,755
	Biotechnology - 1.5%
169,950	Genomic Health, Inc. (a)	3,596,142
47,330	Intrexon Corp. (a)	1,505,094
50,695	Isis Pharmaceuticals, Inc. (a)	2,049,092
82,162	Seattle Genetics, Inc. (a)	3,168,167
		10,318,495

	Capital Markets - 2.4%
211,030	Legg Mason, Inc.	8,780,958
164,101	Stifel Financial Corp. (a)	6,908,652
		15,689,610
	Chemicals - 4.4%
137,805	International Flavors & Fragrances, Inc.	14,229,744
17,735	NewMarket Corp.	6,331,395
116,910	PolyOne Corp.	3,430,140
122,580	RPM International, Inc.	5,134,876
		29,126,155
	Commercial Services & Supplies - 2.3%
109,122	Stericycle, Inc. (a)	15,201,786

	Construction Materials - 1.1%
107,970	Eagle Materials, Inc.	7,387,307

	Containers & Packaging - 1.1%
182,960	Bemis Co., Inc.	7,239,727

73,750	Acuity Brands, Inc.	12,949,025
165,037	AMETEK, Inc.	8,634,736
		21,583,761
	Electronic Equipment, Instruments & Components - 1.0%
399,481	Trimble Navigation Ltd. (a)	6,559,478

	Energy Equipment & Services - 1.1%
95,500	Oceaneering International, Inc.	3,751,240
143,445	Oil States International, Inc. (a)	3,748,218
		7,499,458
	Food & Staples Retailing - 1.0%
65,040	Casey's General Stores, Inc.	6,693,917

	Gas Utilities - 2.3%
442,609	UGI Corp.	15,411,645

	Health Care Equipment & Supplies - 5.9%
78,580	DexCom, Inc. (a)	6,746,879
100,280	IDEXX Laboratories, Inc. (a)	7,445,790
111,120	Teleflex, Inc.	13,802,215
215,745	West Pharmaceutical Services, Inc.	11,676,119
		39,671,003
	Health Care Providers & Services - 2.6%
138,278	Universal Healthcare Services, Inc. - Class B	17,258,477

	Health Care Technology - 0.6%
100,510	Medidata Solutions, Inc. (a)	4,232,476

	Hotels, Restaurants & Leisure - 1.8%
61,030	Buffalo Wild Wings, Inc. (a)	11,805,033

	Household Durables - 2.5%
66,725	Harman International Industries, Inc.	6,404,933
6,551	NVR, Inc. (a)	9,991,716
		16,396,649
	Household Products - 3.3%
265,417	Church & Dwight Co., Inc.	22,268,486

	Industrial Conglomerates - 1.9%
143,140	Carlisle Cos., Inc.	12,507,573

	Information Technology Services - 4.2%
76,190	Global Payments, Inc.	8,741,279
235,215	Jack Henry & Associates, Inc.	16,373,316
55,320	MAXIMUS, Inc.	3,294,859
		28,409,454
	Insurance - 7.8%
15,308	Alleghany Corp. (a)	7,165,828
228,922	American Financial Group, Inc.	15,775,015
23,120	Markel Corp. (a)	18,539,003
188,200	Torchmark Corp.	10,614,480
		52,094,326
	Leisure Products - 0.9%
50,740	Polaris Industries, Inc.	6,082,204

	Life Sciences Tools & Services - 2.2%
82,960	Cambrex Corp. (a)	3,291,853
78,589	Cepheid, Inc. (a)	3,552,223
45,936	Illumina, Inc. (a)	8,076,467
		14,920,543
	Machinery - 4.4%
120,240	Barnes Group, Inc.	4,334,652
170,175	ITT Corp.	5,688,950
101,188	Snap-on, Inc.	15,273,317
45,950	Westinghouse Air Brake Technologies Corp.	4,045,898
		29,342,817
	Marine - 0.4%
48,323	Kirby Corp. (a)	2,993,610

	Multi-Utilities - 2.3%
438,650	CMS Energy Corp.	15,493,118

	Oil, Gas & Consumable Fuels - 2.5%
208,360	Carrizo Oil & Gas, Inc. (a)	6,363,315
201,890	Energen Corp.	10,066,235
		16,429,550
	Professional Services - 0.5%
32,350	Dun & Bradstreet Corp.	3,396,750

	Real Estate Investment Trusts - 8.1%
374,150	Acadia Realty Trust	11,250,691
116,020	Alexandria Real Estate Equities, Inc.	9,823,414
64,515	Essex Property Trust, Inc.	14,413,941
82,360	Federal Realty Investment Trust	11,238,022
547,360	Redwood Trust, Inc.	7,575,462
		54,301,530
	Real Estate Management & Development - 1.0%
191,275	Alexander & Baldwin, Inc.	6,566,471

	Road & Rail - 1.2%
127,557	Old Dominion Freight Line, Inc. (a)	7,780,977

	Semiconductors & Semiconductor Equipment - 1.3%
987,588	Cypress Semiconductor Corp.	8,414,250

	Software - 4.6%
83,623	Fortinet, Inc. (a)	3,552,305
119,610	Manhattan Associates, Inc. (a)	7,451,703
110,043	Proofpoint, Inc. (a)	6,637,794
55,610	Tyler Technologies, Inc. (a)	8,303,129
28,100	Tableau Software, Inc. (a)	2,241,818
15,200	The Ultimate Software Group, Inc. (a)	2,720,952
		30,907,701

	Specialty Retail - 4.2%
162,055	Tractor Supply Co.	13,664,478
189,070	Williams-Sonoma, Inc.	14,435,494
		28,099,972
	Textiles, Apparel & Luxury Goods - 4.2%
199,598	G-III Apparel Group Ltd. (a)	12,307,213
165,248	Under Armour, Inc. - Class A (a)	15,992,701
		28,299,914
	Trading Companies & Distributors - 0.5%
55,740	United Rentals, Inc. (a)	3,347,187

	TOTAL COMMON STOCKS
	(Cost $518,234,860)	$650,961,165

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET - 3.2%
21,100,627	STIT - Liquid Assets Portfolio - 0.16% (b)	21,100,627
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,100,627)	21,100,627
	TOTAL INVESTMENTS - 100.6%
	(Cost $539,335,487)	672,061,792
	Liabilities in Excess of Other Assets - (0.6)%	(4,275,540)
	TOTAL NET ASSETS - 100.0%	$667,786,252

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments		$539,335,487
Gross unrealized appreciation		167,735,356
Gross unrealized depreciation		(35,009,051)
Net unrealized appreciation		$132,726,305

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.7%
	Belgium - 3.3%
4,470	Anheuser-Busch InBev NV	$474,107

	Canada - 2.5%
11,422	Brookfield Asset Management, Inc. - Class A	359,108

	Germany - 5.3%
4,071	Bayer AG	520,628
1,190	Continental AG	252,779
		773,407
	Hong Kong - 1.3%
36,800	AIA Group Ltd.	190,172

	Japan - 5.7%
1,300	SMC Corp.	282,345
5,200	Sumitomo Mitsui Financial Group, Inc.	195,577
2,800	Sysmex Corp.	146,576
11,120	Unicharm Corp.	195,954
		820,452
	Netherlands - 2.7%
27,390	ING Groep NV	387,163

	Sweden - 4.4%
14,230	Assa Abloy AB	254,849
26,872	Svenska Handelsbanken AB - Class A	384,943
		639,792
	Switzerland - 12.6%
225	Givaudan SA	365,919
9,447	Nestle SA	710,028
6,140	Novartis AG	563,222
3,070	TE Connectivity Ltd.	183,862
		1,823,031
	United Kingdom - 2.6%
17,880	Prudential PLC	376,912

	United States - 55.3%
2,373	Apple, Inc.	261,742
3,100	Cerner Corp. (a)	185,876
5,880	Comcast Corp. - Class A	334,454
2,390	Costco Wholesale Corp.	345,522
5,800	CVS Health Corp.	559,584
5,325	Discover Financial Services	276,847
3,330	Ecolab, Inc.	365,368
3,215	EOG Resources, Inc.	234,052
8,360	First Republic Bank	524,757
293	Google, Inc. - Class A (a)	187,042
168	Google, Inc. - Class C (a)	102,215
5,750	Illinois Tool Works, Inc.	473,282
7,625	Microsoft Corp.	337,482
6,238	Occidental Petroleum Corp.	412,644
2,035	Roper Industries, Inc.	318,884
3,720	Starbucks Corp.	211,445
3,177	Stericycle, Inc. (a)	442,588
16,617	The Charles Schwab Corp.	474,582
3,960	The Walt Disney Co.	404,712
2,560	Thermo Fisher Scientific, Inc.	313,037
5,560	VF Corp.	379,248
3,524	Visa, Inc. - Class A	245,482
1,375	Whirlpool Corp.	202,482
9,842	Zoetis, Inc.	405,294
		7,998,621
	TOTAL COMMON STOCKS
	(Cost $11,909,952)	$13,842,765
	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET - 4.5%
644,414	STIT - Liquid Assets Portfolio - 0.16% (b)	644,414
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $644,414)	644,414
	TOTAL INVESTMENTS - 100.2%
	(Cost $12,554,366)	14,487,179
	Liabilities in Excess of Other Assets - (0.2)%	(32,926)
	TOTAL NET ASSETS - 100.0%	$14,454,253

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$12,554,366
Gross unrealized appreciation	2,676,525
Gross unrealized depreciation	(743,712)
Net unrealized appreciation	$1,932,813

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.3%
	Banks - 7.1%
10,600	Citigroup, Inc.	$525,866
6,205	First Republic Bank	389,488
21,250	Regions Financial Corp.	191,463
12,695	Wells Fargo & Co.	651,888
		1,758,705
	Biotechnology - 1.0%
805	Biogen Idec, Inc. (a)	234,907

	Capital Markets - 3.4%
14,125	The Charles Schwab Corp.	403,410
2,514	The Goldman Sachs Group, Inc.	436,833
		840,243
	Chemicals - 2.4%
4,380	Ecolab, Inc.	480,574
3,605	FMC Corp.	122,245
		602,819
	Commercial Services & Supplies - 2.0%
3,545	Stericycle, Inc. (a)	493,854

	Computers & Peripherals - 3.7%
6,095	Apple, Inc.	672,278
9,885	EMC Corp.	238,822
		911,100
	Consumer Finance - 1.6%
7,510	Discover Financial Services	390,445

	Diversified Telecommunication Services - 2.1%
11,740	Verizon Communications, Inc.	510,807

	Electric Utilities - 2.0%
5,095	NextEra Energy, Inc.	497,017

	Electronic Equipment, Instruments & Components - 1.6%
5,352	Amphenol Corp. - Class A	272,738
7,460	Trimble Navigation Ltd. (a)	122,493
		395,231
	Energy Equipment & Services - 1.2%
4,470	Schlumberger Ltd.	308,296

	Food & Staples Retailing - 5.2%
4,605	Costco Wholesale Corp.	665,745
6,408	CVS Health Corp.	618,244
		1,283,989

	Food Products - 1.3%
7,840	Archer-Daniels-Midland Co.	324,968

	Health Care Equipment & Supplies - 2.7%
25,626	Boston Scientific Corp. (a)	420,523
3,490	IDEXX Laboratories, Inc. (a)	259,132
		679,655

	Health Care Providers & Services - 1.5%
2,025	McKesson Corp.	374,686

	Health Care Technology - 1.0%
4,100	Cerner Corp. (a)	245,836

	Hotels, Restaurants & Leisure - 1.3%
5,560	Starbucks Corp.	316,030

	Household Durables - 0.8%
2,055	Harman International Industries, Inc.	197,259

	Household Products - 2.3%
9,040	Colgate-Palmolive Co.	573,678

	Industrial Conglomerates - 7.5%
7,996	Danaher Corp.	681,339
27,740	General Electric Co.	699,603
3,060	Roper Industries, Inc.	479,502
		1,860,444
	Information Technology Services - 3.9%
5,590	Fiserv, Inc. (a)	484,150
7,050	Visa, Inc. - Class A	491,103
		975,253
	Insurance - 1.6%
4,380	Aon PLC	388,112

	Internet Software & Services - 5.6%
764	Amazon.com, Inc. (a)	391,084
3,640	Facebook, Inc. (a)	327,236
590	Google, Inc. - Class A (a)	376,638
492	Google, Inc. - Class C (a)	299,343
		1,394,301
	Life Sciences Tools & Services - 2.9%
1,010	Illumina, Inc. (a)	177,578
4,490	Thermo Fisher Scientific, Inc.	549,037
		726,615
	Machinery - 1.8%
5,345	Illinois Tool Works, Inc.	439,947

	Media - 5.0%
6,920	Comcast Corp. - Class A	393,610
8,390	The Walt Disney Co.	857,458
		1,251,068
	Metals & Mining - 0.8%
19,410	Alcoa, Inc.	187,501

	Multiline Retail - 1.8%
5,505	Target Corp.	433,023

	Oil, Gas & Consumable Fuels - 4.4%
8,940	Cabot Oil & Gas Corp.	195,428
4,730	EOG Resources, Inc.	344,344
8,270	Occidental Petroleum Corp.	547,061
		1,086,833
	Pharmaceuticals - 6.1%
8,390	Johnson & Johnson	783,206
8,870	Merck & Co., Inc.	438,089
7,320	Zoetis, Inc.	301,438
		1,522,733
	Real Estate Investment Trusts - 3.1%
2,276	AvalonBay Communities, Inc.	397,890
2,050	Simon Property Group, Inc.	376,626
		774,516

	Road & Rail - 1.9%
5,370	Union Pacific Corp.	474,762

	Software - 3.5%
2,860	Adobe Systems, Inc. (a)	235,149
14,060	Microsoft Corp.	622,296
		857,445
	Specialty Retail - 1.0%
2,980	Tractor Supply Co.	251,274

	Textiles, Apparel & Luxury Goods - 3.2%
3,600	Under Armour, Inc. - Class A (a)	348,408
6,670	VF Corp.	454,961
		803,369
	TOTAL COMMON STOCKS
	(Cost $21,250,968)	$24,366,721

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET - 1.9%
483,556	STIT Liquid Assets Portfolio - 0.16% (b)	483,556
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $483,556)	483,556
	TOTAL INVESTMENTS - 100.2%
	(Cost $21,734,524)	$24,850,277
	Liabilities in Excess of Other Assets - (0.2)%	(50,058)
	TOTAL NET ASSETS - 100.0%	$24,800,219

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$21,734,524
Gross unrealized appreciation	4,144,497
Gross unrealized depreciation	(1,028,744)
Net unrealized appreciation	$3,115,753

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2015:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$382,614,060	$-	$-	$382,614,060
Total Equity	382,614,060	-	-	382,614,060
Short-Term Investments	16,677,057	-	-	16,677,057
Total Investments in Securities	$399,291,117	$-	$-	$399,291,117

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$650,961,165	$-	$-	$650,961,165
Total Equity	650,961,165	-	-	650,961,165
Short-Term Investments	21,100,627	-	-	21,100,627
Total Investments in Securities	$672,061,792	$-	$-	$672,061,792

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$13,842,765	$-	$-	$13,842,765
Total Equity	13,842,765	-	-	13,842,765
Short-Term Investments	644,414	-	-	644,414
Total Investments in Securities	$14,487,179	$-	$-	$14,487,179

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$24,366,721	$-	$-	$24,366,721
Total Equity	24,366,721	-	-	24,366,721
Short-Term Investments	483,556	-	-	483,556
Total Investments in Securities	$24,850,277	$-	$-	$24,850,277

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By ___/s/ John G. Davis___________            __ __
John G. Davis, President and Secretary
(Principal Executive Officer)

Date _November 24, 2015____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___/s/ John G. Davis
John G. Davis, President and Secretary
(Principal Executive Officer)

Date _November 24, 2015____________________

By ___/s/ Ty M. Baird_________________
Ty M. Baird, Vice President and Treasurer
(Principal Financial Officer)

Date _November 24, 2015____________________